Issued Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Issued Capital and Reserves [Abstract]
Schedule of Number of authorized shares and Number of share outstanding

On May 2, 2024, The Group issued 169,548 ordinary shares to some of its employees as part of its long term incentive plan.

	As of December 31, 2024
	Number of authorized shares	Number of share outstanding

Ordinary shares	2,150,000,000	66,864,696
Preference shares	5,000,000	-
	2,155,000,000	66,864,696

	As of December 31, 2023
	Number of authorized shares	Number of share outstanding

Ordinary shares	2,150,000,000	29,709,641
Preference shares	5,000,000	-
	2,155,000,000	29,709,641

Schedule of the Movement of Ordinary Shares and Share Premium

The movement of ordinary shares and share premium during the year is as follows:

	Number of Shares	Share Capital	Share premium
		USD	USD

Opening balance as of January 1, 2023	26,005,654	2,601	116,505,240
Share based payment for service providers	950,000	95	2,849,905
Employees’ long term incentive plan issued	555,487	55	919,861
Shares issued to Board of Directors	143,500	14	194,986
Conversion of convertible notes and working capital loans into common stock	2,055,000	206	5,136,794
Ending ordinary shares as of December 31, 2023	29,709,641	2,971	125,606,786

Issuance of shares upon acquisition of assets	36,985,507	3,698	136,496,285
Employees’ long term incentive plan issued	169,548	17	183,095
Ending ordinary shares as of December 31, 2024	66,864,696	6,686	262,286,166